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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.   20549

FORM 13F

FROM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 1999

Check here if Amendment [     ] ;  Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
				    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Compass Capital Management, Inc.
Address: 	706 Second Avenue South
		Suite 400
		Minneapolis,  MN   55402

13F File Number:		801-32238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:	David M. Carlson
Title:	Principal/Founder
Phone:	(612) 338-4051
Signature, Place, and Date of Signing:

David M. Carlson		Minneapolis, Minnesota		March 31, 1999


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for  this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Firm 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		243168



List of Other Included Managers:

NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecomm. Inc              COM              000886101      851    11725 SH       SOLE                                      11725
AT&T Corp                      COM              001957109      803    15796 SH       SOLE                                      15796
Albertson's Inc                COM              013104104     7395   229305 SH       SOLE                                     229305
American Int.'l Group          COM              026874107      269     2485 SH       SOLE                                       2485
Automatic Data Proc		          COM			           053015103	     242     4490 SH	      SOLE							                                4490
Autozone Inc                   COM              053332102     9642   298385 SH       SOLE                                     298385
BP Amoco PLC                   COM              055622104      414     6974 SH       SOLE                                       6974
Bellsouth Corp			              COM			           079860102	     215     4600 SH	      SOLE							                                4600
Bemis Co                       COM              081437105     8116   232720 SH       SOLE                                     232720
Biomet Inc                     COM              090613100    10857   271420 SH       SOLE                                     271420
Bristol-Myers Squibb           COM              110122108     6869   107010 SH       SOLE                                     107010
Cardinal Health			             COM              14149Y108     7218   150775 SH       SOLE                                   150775
Chevron Corp                   COM              166751107      209     2409 SH       SOLE                                       2409
Coca-Cola Co                   COM              191216100      421     7230 SH       SOLE                                       7230
Computer Assoc. Int'l          COM              204912109    10198   145811 SH       SOLE                                     145811
Conagra Inc                    COM              205887102    12970   571675 SH       SOLE                                     571675
Electronic Data Systems Corp   COM              285661104     9218   137704 SH       SOLE                                     137704
Exxon Corp                     COM              302290101      976    12116 SH       SOLE                                      12116
Fannie Mae                     COM              313586109      256     4100 SH       SOLE                                       4100
Federal Signal Corp            COM              313855108     7315   455405 SH       SOLE                                     455405
General Electric Corp          COM              369604103     1144     7391 SH       SOLE                                       7391
Genuine Parts Corp             COM              372460105     6540   263569 SH       SOLE                                     263569
Hewlett-Packard Corp           COM              428236103     9566    74100 SH       SOLE                                      84100
Home Depot Inc                 COM              437076102    11133   161933 SH       SOLE                                     161933
Illinois Tool Works            COM              452308109     7584   112248 SH       SOLE                                     112248
Intel Corp                     COM              458140100      412     5000 SH       SOLE                                       5000
International Business Machine COM              459200101      618     5728 SH       SOLE                                       5728
Johnson & Johnson              COM              478160104      242     2595 SH       SOLE                                       2595
Lucent Technologies Inc        COM              549463107     1664    22186 SH       SOLE                                      22186
McDonald's Corp                COM              580135101      210     5210 SH       SOLE                                       5210
Medtronic Inc                  COM              585055106     8152   223712 SH       SOLE                                     223712
Merck & Co., Inc               COM              589331107     7703   114649 SH       SOLE                                     114649
Microsoft Corp                 COM              594918104      374     3200 SH       SOLE                                       3200
Minnesota Mining & Mfg. Co	    COM			           604059105      432     4409 SH       SOLE							                                4409
Newell Rubbermaid Inc          COM              651229106     7135   246050 SH       SOLE                                     246050
Pall Corp                      COM              696429307     7508   348213 SH       SOLE                                     348213
Pfizer Inc                     COM              717081103      454    13998 SH       SOLE                                      13998
Reuters Holdings PLC (ADR)     COM              76132M102     8944   110674 SH       SOLE                                     110674
Sherwin-Williams Co            COM              824348106     7400   352400 SH       SOLE                                     352400
Sigma-Aldrich Corp             COM              826552101     7667   255050 SH       SOLE                                     255050
State Street Corp              COM              857477103     7280    99645 SH       SOLE                                      99645
Sysco Corp                     COM              871829107     8940   225960 SH       SOLE                                     225960
Target Corp                    COM              87612E106      346     4715 SH       SOLE                                    4715
Valspar Corp                   COM              920355104     2044    48800 SH       SOLE                                      48800
W.W.Grainger Inc               COM              384802104     7408   154940 SH       SOLE                                     154940
Wal-Mart Co                    COM              931142103     9709   140453 SH       SOLE                                     140453
Dreyfus Appreciation           EQ MF            261970107     2113 46202.12 SH       SOLE                                   46202.12
Fidelity Dividend Growth Fund  EQ MF            316389402      204  7043.30 SH       SOLE                                  7043.30
Harbor Capital Appreciation    EQ MF            411511504     2577 50886.11 SH       SOLE                                   50886.11
Mutual Beacon                  EQ MF            628380305     1769 127841.8 SH       SOLE                                   127840.8
Royce Premier                  EQ MF            780905600     1631 170631.1 SH       SOLE                                   170631.1
Strong Schafer Value           EQ MF            862918109     1598 32568.01 SH       SOLE                                   32568.01
Vanguard Index 500             EQ MF            922908108     1943 36522.92 SH       SOLE                                   36522.92
Vanguard International Growth  EQ MF            921910204      741 32968.26 SH       SOLE                                   32968.26
Vanguard International Value   EQ MF            921939203      711 24405.05 SH       SOLE                                   24405.05
Wasatch Aggressive Equity      EQ MF            936772102     1821 62805.27 SH       SOLE                                 62805.27

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